UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Item 2. Code of Ethics.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ websites www.frankfunds.com, www.leighbaldwin.com, and www.cameloteventdrivenfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2019 (UNAUDITED)

To our Fellow Shareholders,

Frank Funds is well positioned to lead active managers into a new paradigm. As US stocks remain near record valuations and passive investment vehicles gain market share, a large opportunity exists for Frank Funds to remain focused on its strategies and reap the long-term rewards of discipline. We are optimistic about the future for our Trust and thankful for our shareholders, employees, and stakeholders.

Frank Value Fund Portfolio Performance

Frank Capital Partners LLC continues to position the Frank Value Fund defensively. This paid off significantly in the fourth calendar quarter of 2018 when the S&P 500 declined (-13.52%) and the Frank Value Fund lost (-2.93%.) Those three months of declines in an otherwise rising market caught most of our peers being too aggressive, and the Frank Value Fund ended calendar 2018 as the #1 performing fund in its Morningstar Category, Mid-Cap Blend. Frank Capital Partners LLC believes extreme valuations and slowing growth justify material future declines in the S&P 500.

The first two quarters of calendar 2019 have again been an uptrend for stocks, and the Frank Value Fund’s holdings have lagged the S&P 500. Specifically, Fund holding Liberty Latin America (NYSE: LILA) declined 13.4% in the fiscal year ending June 30, 2019, yet the company produced over $1.3 billion in pre-tax cashflow. At the current valuation the company trades around a 6x EV/EBITDA ratio which is roughly a 60% discount to the average S&P 500 company. Numerous value stocks the Fund is avoiding trade at a discount due to lack of revenue growth. Liberty Latin America, however, enjoys a mid-single digit sales growth, and in the second calendar quarter of 2019, LILA grew its operating profit over 10% from the previous year. The company’s target markets in Latin America have less than 50% of households using broadband Internet connections, giving Liberty Latin America much more room for growth than its US peers. The Frank Value Fund remains invested in Liberty Latin America.

Towards the end of the Fund’s fiscal year, gold and the Fund’s gold mining holdings experienced increases and outperformance relative to the index. Both Frank Value Fund holdings Barrick Gold (NYSE: GOLD) and Newmont Goldcorp (NYSE: NEM) completed mergers in 2019, making them the largest holders of gold deposits in the world. The Federal Reserve halted its increases in the Fed Funds Rate in 2019 and has since embarked on an interest rate lowering cycle. Globally, nearly all developed markets outside of the US trade with negative government bond yields. Lower US rates and negative rates in Europe and Japan vastly increase the attractiveness of gold and gold miners. Institutions in Europe are now charged interest to deposit money at the European Central Bank – creating an urgent need for a store of value like gold. Frank Capital Partners LLC believes an economic slowdown in the US would result in the Fed cutting rates to zero or negative, creating the same drivers for gold in the US marketplace. The Frank Value Fund remains invested in Barrick Gold and Newmont Goldcorp.

While Frank Capital Partners LLC is disappointed with the relative performance of the Frank Value Fund, the investment manger remains confident that its strategy will prevail in the long-term. US stock valuations are at near all-time record levels yet large swaths of macro and company-level data are deteriorating. As Central Banks around the world exhaust their

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

abilities to ease and passive strategies run out of flows from active, Frank Capital Partners LLC believes it has positioned the Frank Value Fund to significantly outperform all asset classes.

The Frank Value Fund (“Value Fund”) Investor Class lost -0.99% for the fiscal year ended June 30, 2019, compared to a gain of 10.42% for its benchmark, the S&P 500 Index.

Leigh Baldwin Total Return Fund Portfolio Performance

The Leigh Baldwin Total Return Fund (LEBOX) begins fiscal year 2019-2020 after finishing its second year in a row of positive returns.  In fact, the fund has outperformed the HFRX EH (Equity Market Neutral Index) for the past 6-month, 1-year, and 3-year time periods.  As he begins his twelfth year at the helm since inception, manager Leigh Baldwin continues to adhere to his market neutral roots of investing into high quality companies or indexes that represent these companies, with a nod to potential dividends.  Additionally, the fund seeks to limit downside risk by simultaneously using options to protect these investments from downward moves.  The stated goal is to outperform traditional equity and fixed income investments during periods of high volatility, high interest rates, and bearish equity prices.

2018 proved to be a challenging year for investors, with the major averages trading at or near all-time highs on two separate occasions, only to fall in violent fashion shortly thereafter.  The fund performed as designed as higher interest rates, higher volatility, and lower stock prices accelerated a sharp sell-off into the end of the year.  In fact, during the last quarter of 2018, LEBOX gained 0.88% while the Vanguard S&P 500 Index (VFINX) fell 13.55% and the Vanguard Market Neutral Fund (VMNFX) fell 2.48%.  With 10 of the past 11 years (including 2019 year to date) positive for stocks, it has arguably been difficult for a market neutral fund, with an emphasis on outperformance in times of financial stress, to shine.  The manager believes our systematic process to capture equity appreciation and dividend income while mirroring the same position for the downside will continue to be a complement to a well-designed, diverse portfolio.

The Baldwin Fund returned 1.20% for the year ending June 30, 2019 which compares to a loss of -4.37% in the HFRX market neutral index during the same time period.

Camelot Event Driven Fund Portfolio Performance

The Camelot Event-Driven Fund Institutional Class returned 5.77% for the fiscal year ended June 30, 2019, compared to 10.42% for the S&P 500 Index.

Thank you for your investments.  We look forward to continuing to work with you.

Sincerely,

Brian Frank

President

Frank Funds Trust

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

Cumulative Performance Comparison $10,000 Investment Since Inception

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/19
Frank Value Fund - Investor Class	-0.99%	-0.79%	8.40%	5.64%	$ 22,696
S&P 500 Index	10.42%	10.72%	14.70%	9.01%	$ 36,316

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2018 Prospectus, the Fund’s total annual operating expense ratio was 1.52% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

FUND/INDEX	1-YEAR	5 Year	SINCE INCEPTION	VALUE AS OF 6/30/19
Frank Value Fund - Class C	-1.77%	-1.52%	6.02%	$ 16,691
S&P 500 Index	10.42%	10.72%	13.95%	$ 31,148

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2018 Prospectus, the Fund’s total annual operating expense ratio was 2.27% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/19
Frank Value Fund - Institutional Class	-0.78%	-0.54%	6.17%	$ 16,793
S&P 500 Index	10.42%	10.72%	13.29%	$ 29,557

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2018 Prospectus, the Fund’s total annual operating expense ratio was 1.27% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/19
Leigh Baldwin Fund	1.20%	-1.06%	-1.08%	$8,882
S&P 500 Index	10.42%	10.72%	10.36%	$29,329
HFRX Equity Market Neutral Index	-4.37%	-0.02%	-1.02%	$8,938

    Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2018 Prospectus the Fund’s total annual operating expenses ratio was 4.95%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2024. After waiver the Fund’s net expense ratio in the November 1, 2018 Prospectus was 1.05%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

CAMELOT FUND - CLASS A

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/19
Camelot Event Driven Fund - Class A (with load)	-0.33%	3.38%	5.17%	5.51%	$ 23,110
Camelot Event Driven Fund - Class A (without load)	5.46%	4.57%	5.76%	5.90%	$ 24,454
S&P 500 Index	10.42%	10.72%	14.70%	9.34%	$ 40,262

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the November 1, 2018 Prospectus the Fund’s total annual operating expenses ratio was 3.29%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2019. After waiver the Fund’s net expense ratio in the November 1, 2018 Prospectus was 2.00%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

CAMELOT FUND - INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2019

FUND/INDEX	1-YEAR	5-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/19
Camelot Event Driven Fund - Institutional Class	5.77%	4.84%	4.81%	$ 15,313
S&P 500 Index	10.42%	10.72%	14.39%	$ 33,841

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2018 Prospectus the Fund’s total annual operating expenses ratio was 2.80%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least June 30, 2019. After waiver the Fund’s net expense ratio in the November 1, 2018 Prospectus was 1.75%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

CAMELOT FUND

PORTFOLIO ANALYSIS

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials 3.05%
Communication Services 1.26%
Consumer Cyclical 10.15%
Consumer Defensive 5.83%
Energy 5.07%
Financial Services 1.36%
Healthcare 9.54%
Industrials 3.52%
Real Estate 1.38%
Technology 16.94%
Utilities 0.39%
Asset-Back Securities 0.54%
Contingent Value Right 0.00%
Convertible Bonds 1.34%
Corporate Bonds 5.33%
Escrow Notes 0.00%
Mortgage-Backed Securities 0.36%
Municipal Bonds 3.35%
Preferred Stocks 3.37%
Stock Certificate 1.37%
Structured Note 2.80%
Warrants 0.02%
Options Purchased 1.41%
Bank Deposits 21.62%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and written options. Purchased options are represented by the underlying security sector.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCKS - 27.43%

Cable & Other Pay Television Services - 4.34%
11,688	Liberty Latin America Ltd. Class A *	$ 201,384
19,531	Liberty Latin America Ltd. Class C *	335,738
		537,122
Fire, Marine & Casualty Insurance - 5.24%
3,043	Berkshire Hathaway, Inc. Class B *	648,676

Gold and Silver Ores - 6.45%
26,999	Barrick Gold Corp.	425,774
9,711	Newmont Goldcorp Corp.	373,582
		799,356
Patent Owners & Lessors - 4.98%
64,213	Liberty Tax, Inc. Class A	616,445

Wholesale-Drugs, Propietaries - 6.42%
2,907	McKesson Corp.	390,672
4,748	AmerisourceBergen Corp.	404,814
		795,486

TOTAL FOR COMMON STOCKS (Cost $2,910,831) - 27.43%		3,397,085

CORPORATE BONDS - 4.77% (●)

Asset-Backed Securities - 1.21%
150,000	Harley-Davidson Financial Services, Inc., 2.40%, 09/15/2019	149,855

Retail-Computer & Computer Software Stores - 3.56%
450,000	GameStop Corp. 6.75%, 03/15/2021	441,000

TOTAL FOR CORPORATE BONDS (Cost $600,163) - 4.77%		590,855

EXCHANGE TRADED FUNDS - 3.45%
37,696	Sprott Physical Gold Trust *	427,096
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $401,863) - 3.45%		427,096

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 32.14% (●)

U.S. Treasury Note Bonds - 32.14%
1,000,000	U.S. Treasury Bill 0.75%, 07/15/2019	$ 999,433
1,000,000	U.S. Treasury Note 1.125%, 12/31/2019	995,156
1,000,000	U.S. Treasury Note 1.125%, 04/30/2020	992,656
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	992,969

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $3,972,089) - 32.14%		3,980,214

MONEY MARKET FUND - 31.76%
3,933,337	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 2.07% **	3,933,337
TOTAL FOR MONEY MARKET FUND (Cost $3,933,337) - 31.76%		3,933,337

TOTAL INVESTMENTS (Cost $11,818,283) *** - 99.55%		12,328,587

OTHER ASSETS LESS LIABILITIES - 0.45%		55,286

NET ASSETS - 100.00%		$12,383,873

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** Refer to Note 10 for tax cost.

● Level 2 Security.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCKS - 21.28%

Air Transportation, Scheduled - 1.23%
500	Delta Airlines, Inc.	$ 28,375

Electronic Computers - 5.13%
600	Apple, Inc.	118,752

Pharmaceutical Preparations - 4.81%
800	Johnson & Johnson	111,424

Retail-Grocery Stores - 1.63%
2,000	Sprout Farmers Market, Inc. *	37,780

Security Brokers, Dealers & Flotation Companies - 1.89%
1,000	Morgan Stanley	43,810

Semiconductors & Related Devices - 3.60%
1,000	Applied Materials, Inc.	44,910
1,000	Micron Technology, Inc. *	38,590
		83,500
Surgical & Medical Instruments & Apparatus - 2.99%
400	3M Co.	69,336

TOTAL FOR COMMON STOCKS (Cost $533,313) - 21.28%		492,977

EXCHANGE TRADED FUNDS - 24.93%
400	Invesco QQQ Trust Series 1	74,696
900	SPDR Dow Jones Industrial Average ETF Trust	239,265
900	SPDR S&P 500 ETF Trust	263,700
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $569,908) - 24.93%		577,661

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $94,991) - 3.57%		82,631

MONEY MARKET FUND - 40.88%
947,113	Fidelity Institutional Government Money Market Fund Class I 2.27% **	947,113
TOTAL FOR MONEY MARKET FUND (Cost $947,113) - 40.88%		947,113

TOTAL INVESTMENTS (Cost $2,145,325) *** - 90.66%		2,100,382

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Value

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $15,683) - (0.54)%	$ (12,529)

ASSETS IN EXCESS OF LIABILITIES, NET - 9.88%	228,967

NET ASSETS - 100.00%	$ 2,316,820

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2019

PUT OPTIONS - 3.57% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

3M Co.	Fidelity National Financial Services Corp.	4	$ 69,336	$230.00	9/20/2019	$ 21,900

Apple, Inc.	Fidelity National Financial Services Corp.	1	19,792	195.00	7/19/2019	375

Apple, Inc.	Fidelity National Financial Services Corp.	5	98,960	210.00	9/20/2019	8,300

Applied Materials, Inc.	Fidelity National Financial Services Corp.	10	44,910	48.00	7/19/2019	3,300

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	56,750	62.50	9/20/2019	6,350

Invesco QQQ Trust Series 1	Fidelity National Financial Services Corp.	8	149,392	190.00	9/20/2019	6,088

Johnson & Johnson	Fidelity National Financial Services Corp.	8	111,424	145.00	9/20/2019	6,200

Micron Technology, Inc.	Fidelity National Financial Services Corp.	10	38,590	45.00	7/19/2019	6,550

Morgan Stanley	Fidelity National Financial Services Corp.	10	43,810	40.00	7/19/2019	190

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	265,850	260.00	9/20/2019	5,050

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	4	117,200	285.00	7/19/2019	528

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	234,400	295.00	9/20/2019	6,200

Sprout Farmers Market, Inc.	Fidelity National Financial Services Corp.	20	37,780	25.00	9/20/2019	11,600

Total Put Options (Premiums Paid $94,991) - 3.57%						$ 82,631

TOTAL PURCHASED OPTIONS (Premiums Paid $94,991) - 3.57%						$ 82,631

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price at June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security at June 30, 2019.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2019

CALL OPTIONS - (0.54)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Apple, Inc.	Fidelity National Financial Services Corp.	(6)	$(118,752)	$195.00	7/19/2019	$ (4,092)

Invesco QQQ Trust Series 1	Fidelity National Financial Services Corp.	(2)	(37,348)	185.00	7/12/2019	(844)

Invesco QQQ Trust Series 1	Fidelity National Financial Services Corp.	(2)	(37,348)	188.00	7/12/2019	(518)

Johnson & Johnson	Fidelity National Financial Services Corp.	(4)	(55,712)	145.00	7/5/2019	(12)

Micron Technology, Inc.	Fidelity National Financial Services Corp.	(5)	(19,295)	45.00	7/19/2019	(60)

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	(4)	(106,340)	265.00	7/12/2019	(1,520)

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	(5)	(132,925)	267.50	7/5/2019	(675)

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	(3)	(87,900)	296.00	7/5/2019	(444)

SPDR S&P 500 ETF Trust	Fidelity National Financial Services Corp.	(4)	(117,200)	285.00	7/19/2019	(4,364)

Total Call Options (Premiums Received $15,683) - (0.54)%						$ (12,529)

TOTAL WRITTEN OPTIONS (Premiums Received $15,683) - (0.54)%						$(12,529)

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price at June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security at June 30, 2019.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

Shares		Value

COMMON STOCKS - 59.53%

Agriculture - 0.00%
240,000	Black Earth Farming Ltd. ADR ^ † *	$ 801

Automotive - 0.03%
5,926	Exide Technologies ^ *	8,593

Bakery Products - 0.86%
304,811	Bab, Inc.	259,089

Biotech & Pharma - 2.45%
45,000	Akorn, Inc. (b) *	231,750
8,000	Bristol-Myers Squibb Co. (a) (b)	362,800
167,850	Inyx, Inc. ● *	185
3,000	Perrigo Co. Plc (Ireland)	142,860
		737,595
Chemicals - 2.11%
28,000	GCP Applied Technologies, Inc. (a) *	633,920

Consumer Products - 2.55%
28,900	Conagra Brands, Inc. (a)	766,428

Containers & Packaging - 1.92%
11,000	Berry Global Group, Inc. (a) *	578,490

Distributors-Consumer Staples - 1.11%
6,000	Bunge Ltd. (a) (b)	334,260

Drilling Oil & Gas Wells - 0.53%
25,000	Transocean Ltd. *	160,250

Engineering & Construction Services - 0.76%
6,000	Quanta Services, Inc. (a)	229,140

Gaming, Lodging & Restaurants - 2.80%
10,000	Guoco Group Ltd. (Hong Kong)	156,197
22,500	Red Robin Gourmet Burgers, Inc. (a) *	687,825
		844,022
Hardware - 2.29%
87,741	IEC Electronics Corp. *	551,013
8,011	Medion AG (Germany)	137,575
		688,588

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Healthcare Facilities & Services - 7.26%
7,000	Acadia Healthcare Co., Inc. (a) *	$ 244,650
29,650	Brookdale Senior Living, Inc. *	213,776
3,000	Centene Corp. (a) *	157,320
1,500	Cigna Corp. (a) (b)	236,325
4,000	DaVita, Inc. (a) (b) *	225,040
1,000	Humana, Inc. (a)	265,300
6,500	Magellan Health, Inc. (a) *	482,495
11,796	McKesson Europe AG (Germany)	359,538
		2,184,444
Holding Companies - 0.00%
400	Stoneleigh Partners Acquisition Corp. ^ † *	-

Home & Office Products - 1.41%
27,500	Newell Brands, Inc. (a)	424,050

Industrial Services - 0.94%
7,000	HD Supply Holdings, Inc. (a) *	281,960

Insurance - 0.27%
22,000	Genworth Financial, Inc. *	81,620

IT Services - 0.00%
65,000	Computer Horizons Corp. ^ † *	-

Media - 4.78%
50,000	30DC, Inc. ● *	260
5,399	Axel Springer SE (Germany)	380,391
9,000	Cars.com, Inc. (a) *	177,480
4,500	CBS Corp. Class B	224,550
11,249	Clear Channel Outdoor Holdings, Inc. *	53,095
6,000	Eventbrite, Inc. Class A (a) *	97,200
4,774	iHeartMedia, Inc. Class A *	71,849
3,000	Scout24 AG (Germany) *	159,404
5,900	Uber Technologies, Inc. (a) *	273,642
		1,437,871
Metals & Mining - 1.01%
15,000	AngloGold Ashanti Ltd. ADR (a) (b)	267,150
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	-
30,000	Turquoise Hill Resources Ltd. (Canada) *	37,200
		304,350

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Oil, Gas & Coal - 4.62%
3,600	Anadarko Petroleum Corp.	$ 254,016
2,000	Chevron Corp. (a)	248,880
7,500	Devon Energy Corp. (a)	213,900
551	Dommo Energia SA ADR ● *	3,304
8,000	Occidental Petroleum Corp. (a)	402,240
22,000	QEP Resources, Inc. *	159,060
58,000	Roan Resources, Inc. Class A *	100,920
2,152	Seadrill Ltd. (United Kingdom) *	8,952
		1,391,272
Real Estate - 1.40%
45,000	Conwert Immobilien Invest SE (Austria) ^	-
11,500	CA Immobilien Anlagen AG (Austria)	422,450
		422,450
Retail-Discretionary - 2.01%
6,000	Lowe's Companies, Inc. (a)	605,460

Semiconductors - 1.01%
4,000	Qualcomm, Inc. (a) (b)	304,280

Software - 10.91%
10,000	Carbonite, Inc. (a) *	260,400
6,000	Citrix Systems, Inc. (a)	588,840
12,500	CommVault Systems, Inc. (a) *	620,250
12,500	LogMeIn, Inc. (a)	921,000
32,000	Playtech PLC (Isle of Man)	173,288
33,000	Symantec Corp. (a)	718,080
		3,281,858
Specialty Finance - 1.12%
2,400	Alliance Data Systems Corp. (a)	336,312

Technology Services - 3.70%
5,000	comScore, Inc. *	25,800
13,000	Conduent, Inc. *	124,670
10,100	DXC Technology Co. (a)	557,015
18,000	Nielsen Holdings PLC (a)	406,800
		1,114,285
Telecom - 1.28%
94,529	NII Holdings, Inc. *	159,754
35,000	Oi SA ADR *	70,350
28,000	Telecom Italia SpA ADR	154,840
		384,944

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Utilities - 0.39%
2,500	Innogy SE (Germany)	$ 118,564

Waste & Environmental Services & Equipment - 0.01%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *	2,318

TOTAL FOR COMMON STOCKS (Cost $20,018,213) - 59.53%		17,917,214

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	-
200	Petrocorp., Inc. ^ † *	-
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		-

ASSET-BACKED SECURITIES - 0.54%
5,795	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 3.19438% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** + ●	5,457
142,060	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 3.10938% (1 Month LIBOR USD + 0.71%), 2/25/2035 ** + ●	136,193
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 2.72438% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** + ●	14,022
8,550	Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 2.63425% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●	8,319
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 ** + ^	-
TOTAL FOR ASSET-BACKED SECURITIES (Cost $156,046) - 0.54%		163,991

CONTINGENT VALUE RIGHT - 0.00%

Medical-Drugs - 0.00%
12,000	Corium International, Inc. Exp. 3/31/2019 0.50/share (b)	-
TOTAL FOR CONTINGENT VALUE RIGHT (Cost $0) - 0.00%

CONVERTIBLE BONDS - 1.36%

Banking - 1.36%
500,000	BNP Paribas Fortis SA (France) 1.679% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	410,245

TOTAL FOR CONVERTIBLE BONDS (Cost $561,620) - 1.36%		410,245

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

CORPORATE BONDS - 5.04%

Automotive - 1.80%
196,214	Exide Technologies 7.00%, 4/30/2025 ●	$ 107,918
528,319	Exide Technologies 11.00%, 4/30/2022 ● # †	433,222
		541,140
Engineering and Construction Services - 1.02%
1,000,000	Astaldi SpA ADR 7.125%, 12/01/2020 ●	308,443

Financial Services - 0.03%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015 + ●	1,837
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,570
		9,657
Media - 0.26%
26,067	iHeart Communications, Inc., 6.375%, 5/01/2026 ●	27,664
47,247	iHeart Communications, Inc., 8.375%, 5/01/2027 ●	49,492
		77,156
Oil, Gas & Coal - 0.35%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
110,102	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ●	106,248
		106,283
Radio Telephone Communications - 0.35%
502,138	Digicel Group Ltd. 9.125%, 4/01/2024 ●	105,449

Retail - 1.23%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	370,000

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ †	-

TOTAL FOR CORPORATE BONDS (Cost $2,180,423) - 5.04%		1,518,128

ESCROW NOTES - 0.00%
300,000	NewPage Corp. + ^ †	-
TOTAL FOR ESCROW NOTES (Cost $196,568) - 0.00%		-

MORTGAGE-BACKED SECURITIES - 0.37%
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74079%, 6/25/2035 ● ~	110,121
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $520,031) - 0.37%		110,121

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

MUNICIPAL BONDS - 3.41%

Puerto Rico - 3.41%
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	$ 7,825
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	7,637
30,000	Puerto Rico Electric Power Authority Series CCC 4.50%, 7/01/2023 + ●	23,475
25,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2027 + ●	19,563
250,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2028 + ●	195,625
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	56,438
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	22,575
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	43,037
15,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2023 + ●	11,738
10,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2024 + ●	7,825
25,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2025 + ●	19,562
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	11,831
75,000	Puerto Rico Electric Power Authority Series ZZ 4.75%, 7/01/2027 + ●	58,688
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	42,625
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	34,100
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	46,887
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	42,625
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	349,525
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2024 ●	850
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2027 ●	765
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2029 ●	701
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2046 ●	229
1,000	Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2051 ●	169
1,000	Puerto Rico Sales Tax Financing Corp. Series A-2 4.75%, 7/01/2053 ●	944
20,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ∞ ●	19,950
TOTAL FOR MUNICIPAL BONDS (Cost $690,112) - 3.41%		1,025,189

PREFERRED STOCKS - 3.42%

Government Agencies - 3.29%
4,500	Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual	91,575
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	175,750
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	18,750
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ● **	470,000
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	89,640
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	28,986
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	116,400
		991,101

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

Insurance - 0.13%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	$ 40,000

Oil, Gas & Coal - 0.00%
155,336	Seadrill Ltd.(United Kingdom)	-

TOTAL FOR PREFERRED STOCKS (Cost $1,099,271) - 3.42%		1,031,101

STOCK CERTIFICATE - 1.39%

Retail Discretionary - 1.39%
68,600	eHi Car Services Ltd. ^ *	418,460
TOTAL FOR STOCK CERTIFICATE (Cost $419,228) - 1.39%		418,460

STRUCTURED NOTE - 2.85%

Financial Services 2.85%
130,000	Lehman Brothers Holdings, Inc. 7.27%, (1 Month CPI YOY + 2.25%) 7/08/2014 + ● **	2,041
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ● **	1,570
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ● **	1,570
200,000	Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023 + ● **	3,140
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBOR USD + 2.00%) Perpetual + ^ # †**	850,000
TOTAL FOR STRUCTURED NOTE (Cost $485,000) - 2.85%		858,321

WARRANTS - 0.03%

Insurance - 0.03%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $47,880)	7,524
TOTAL FOR WARRANTS (Cost $9,132) - 0.03%		7,524

TERM LOAN - 0.38%
114,000	iHeart Communications, Inc., Term Loan Exit (3 Month LIBOR USD + 4.00%) 5/01/2026 ●	114,000
TOTAL FOR TERM LOAN - (Cost $153,413) - 0.38%		114,000

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $639,502) - 1.44%		432,183

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019

Shares		Value

BANK DEPOSIT ACCOUNTS - 22.01%
567,418	Collateral Huntington Conservative Deposit Account 2.20% ** (b)	$ 567,418
6,056,333	Huntington Conservative Deposit Account 2.20% **	6,056,333
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $6,623,751) - 22.01%		6,623,751

TOTAL INVESTMENTS (Cost $33,753,997) *** - 101.77%		30,630,228

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $902,563) - (2.66)%		(799,381)

ASSETS IN EXCESS OF LIABILITIES, NET - 0.89%		267,873

NET ASSETS - 100.00%		$ 30,098,720

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** Refer to Note 10 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $2,626,583.

+ Default Bonds

∞ Distressed Bonds

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $1,326,457 representing 4.40% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,329,472 representing 4.42% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,330,308 representing 4.41% of net assets.

€ Principal denominated in Euros.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2019

CALL OPTIONS - 0.04% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Devon Energy Corp. ●	Susquehanna	65	$ 185,380	$ 33.00	10/18/2019	$ 6,078

Newell Brands, Inc.	Susquehanna	200	308,400	18.00	9/20/2019	6,000

Total Call Options (Premiums Paid $47,745) - 0.04%						$12,078

PUT OPTIONS - 1.40% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	70	$ 244,650	$ 30.00	9/20/2019	$ 6,475

AngloGold Ashanti Ltd. ADR	Susquehanna	150	267,150	13.00	10/18/2019	3,000

Berry Global Group, Inc. ●	Susquehanna	50	262,950	47.50	9/20/2019	3,750

Berry Global Group, Inc. ●	Susquehanna	60	315,540	47.50	12/20/2019	9,300

Bristol-Myers Squibb Co. ●	Susquehanna	40	181,400	50.00	9/20/2019	21,700

CBS Corp. Class B	Susquehanna	45	224,550	45.00	9/20/2019	3,735

Chevron Corp.	Susquehanna	20	248,880	120.00	9/20/2019	5,980

Citrix Systems, Inc.	Susquehanna	20	196,280	100.00	9/20/2019	9,800

Citrix Systems, Inc. ●	Susquehanna	20	196,280	95.00	12/20/2019	8,000

CommVault Systems, Inc.	Susquehanna	40	198,480	52.50	10/18/2019	20,440

Conagra Brands, Inc. ●	Susquehanna	90	238,680	23.00	9/20/2019	3,150

Conagra Brands, Inc.	Susquehanna	125	331,500	26.00	9/20/2019	14,250

Deckers Outdoor Corp. ●	Susquehanna	10	175,970	175.00	9/20/2019	10,750

Devon Energy Corp. ●	Susquehanna	140	399,280	29.00	7/19/2019	17,080

DXC Technology Co. ●	Susquehanna	50	275,750	55.00	9/20/2019	16,500

GCP Applied Technology, Inc. ●	Susquehanna	150	339,600	22.50	11/15/2019	24,750

HD Supply Holdings, Inc.	Susquehanna	70	281,960	40.00	9/20/2019	10,850

Hologic, Inc. ●	Susquehanna	30	144,060	48.00	12/20/2019	8,850

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	217	2,349,459	109.00	9/20/2019	29,295

Logmeln, Inc.	Susquehanna	25	184,200	80.00	9/20/2019	21,900

Lowe's Companies, Inc.	Susquehanna	30	302,730	95.00	7/19/2019	1,380

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

JUNE 30, 2019

PUT OPTIONS - (CONTINUED) *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Lowe's Companies, Inc.	Susquehanna	30	$302,730	$97.50	7/19/2019	$ 2,490

Magellan Health, Inc.	Susquehanna	5	37,115	65.00	9/20/2019	500

Magellan Health, Inc.	Susquehanna	30	222,690	70.00	9/20/2019	9,300

Newell Brands, Inc.	Susquehanna	150	231,300	15.00	9/20/2019	16,350

Nielsen Holdings PLC	Susquehanna	80	180,800	24.00	8/16/2019	19,360

QualComm, Inc.	Susquehanna	40	304,280	72.50	10/18/2019	15,800

Quanta Services, Inc. ●	Susquehanna	60	229,140	35.00	11/15/2019	6,750

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	100	305,700	25.00	9/20/2019	9,000

Red Robin Gourmet Burgers, Inc.	Susquehanna	125	382,125	30.00	12/20/2019	50,000

Symantec Corp. ●	Susquehanna	230	500,480	19.00	10/18/2019	13,800

The Home Depot, Inc.	Susquehanna	10	207,970	210.00	9/20/2019	8,500

Vanguard Real Estate ETF	Susquehanna	20	174,800	90.00	9/20/2019	7,220

Yum China Holdings, Inc. (China) ●	Susquehanna	40	184,800	45.00	10/18/2019	10,100

Total Put Options (Premiums Paid $591,757) - 1.40%						$420,105

TOTAL PURCHASED OPTIONS (Premiums Paid $639,502) - 1.44%						$432,183

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price at June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security at June 30, 2019.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2019

CALL OPTIONS - (2.01)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Acadia Healthcare Co., Inc. ●	Susquehanna	(70)	$(244,650)	$ 35.00	9/20/2019	$(16,975)

Alliance Data Systems Corp. ●	Susquehanna	(12)	(168,156)	190.00	9/20/2019	(120)

AngloGold Ashanti Ltd. ADR ●	Susquehanna	(150)	(267,150)	16.00	10/18/2019	(41,250)

Berry Global Group, Inc. ●	Susquehanna	(50)	(262,950)	50.00	9/20/2019	(20,750)

Berry Global Group, Inc. ●	Susquehanna	(60)	(315,540)	52.50	12/20/2019	(23,400)

Bristol-Myers Squibb Co.	Susquehanna	(40)	(181,400)	45.00	1/17/2020	(12,240)

Bristol-Myers Squibb Co.	Susquehanna	(40)	(181,400)	55.00	9/20/2019	(360)

Bunge Ltd.	Susquehanna	(60)	(334,260)	57.50	7/19/2019	(3,300)

Carbonite, Inc. ●	Susquehanna	(100)	(260,400)	25.00	12/20/2019	(40,000)

Cars.com, Inc.	Susquehanna	(90)	(177,480)	22.50	9/20/2019	(8,100)

CBS Corp. Class B ●	Susquehanna	(45)	(224,550)	47.50	9/20/2019	(17,438)

Centene Corp. ●	Susquehanna	(30)	(157,320)	50.00	1/17/2020	(21,450)

Chevron Corp.	Susquehanna	(20)	(248,880)	125.00	9/20/2019	(7,400)

Cigna Corp.	Susquehanna	(15)	(236,325)	180.00	7/19/2019	(105)

Citrix Systems, Inc. ●	Susquehanna	(20)	(196,280)	110.00	9/20/2019	(1,700)

Citrix Systems, Inc.	Susquehanna	(20)	(196,280)	100.00	12/20/2019	(10,000)

Citrix Systems, Inc. ●	Susquehanna	(20)	(196,280)	105.00	12/20/2019	(5,400)

CommVault Systems, Inc. ●	Susquehanna	(40)	(198,480)	57.50	10/18/2019	(2,700)

Conagra Brands, Inc.	Susquehanna	(90)	(238,680)	25.00	9/20/2019	(19,800)

Conagra Brands, Inc.	Susquehanna	(125)	(331,500)	27.00	9/20/2019	(14,250)

Conagra Brands, Inc.	Susquehanna	(74)	(196,248)	30.00	9/20/2019	(2,220)

DaVita, Inc.	Susquehanna	(40)	(225,040)	55.00	7/19/2019	(9,200)

Deckers Outdoor Corp. ●	Susquehanna	(10)	(175,970)	175.00	9/20/2019	(12,550)

Devon Energy Corp. ●	Susquehanna	(140)	(399,280)	31.00	7/19/2019	(3,500)

DXC Technology Co. ●	Susquehanna	(50)	(275,750)	65.00	9/20/2019	(2,500)

Eventbrite, Inc. Class A	Susquehanna	(60)	(97,200)	20.00	7/19/2019	(300)

GCP Applied Technology, Inc. ●	Susquehanna	(150)	(339,600)	25.00	11/15/2019	(15,000)

HD Supply Holdings, Inc.	Susquehanna	(70)	(281,960)	40.00	9/20/2019	(15,050)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

JUNE 30, 2019

CALL OPTIONS - (CONTINUED) *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Hologic, Inc. ●	Susquehanna	(30)	$(144,060)	$48.00	12/20/2019	$(10,350)

Humana, Inc.	Susquehanna	(10)	(265,300)	305.00	8/16/2019	(850)

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	(217)	(2,349,459)	109.00	9/20/2019	(23,653)

Logmeln, Inc. ●	Susquehanna	(25)	(184,200)	90.00	9/20/2019	(3,187)

Lowe's Companies, Inc.	Susquehanna	(30)	(302,730)	95.00	7/19/2019	(19,410)

Lowe's Companies, Inc.	Susquehanna	(30)	(302,730)	100.00	7/19/2019	(8,190)

Magellan Health, Inc.	Susquehanna	(35)	(259,805)	75.00	9/20/2019	(11,585)

Magellan Health, Inc.	Susquehanna	(30)	(222,690)	80.00	9/20/2019	(4,500)

Newell Brands, Inc.	Susquehanna	(150)	(231,300)	17.00	9/20/2019	(8,250)

Nielsen Holdings PLC	Susquehanna	(80)	(180,800)	26.00	8/16/2019	(3,200)

Occidental Petroleum Corp.	Susquehanna	(60)	(301,680)	62.50	8/16/2019	(600)

QualComm, Inc.	Susquehanna	(40)	(304,280)	77.50	7/19/2019	(6,640)

Quanta Services, Inc. ●	Susquehanna	(60)	(229,140)	39.00	11/15/2019	(12,450)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(100)	(305,700)	30.00	9/20/2019	(32,000)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(125)	(382,125)	35.00	12/20/2019	(28,750)

Symantec Corp.	Susquehanna	(230)	(500,480)	21.00	10/18/2019	(43,240)

The Home Depot, Inc.	Susquehanna	(10)	(207,970)	210.00	9/20/2019	(7,050)

Uber Technologies, Inc.	Susquehanna	(59)	(273,642)	45.00	12/20/2019	(33,335)

Vanguard Real Estate ETF	Susquehanna	(20)	(174,800)	90.00	9/20/2019	(3,000)

Yum China Holdings, Inc. (China) ●	Susquehanna	(40)	(184,800)	45.00	10/18/2019	(15,600)

Total Call Options (Premiums Received $628,588) - (2.01)%						$(602,898)

PUT OPTIONS - (0.65)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

AbbVie, Inc.	Susquehanna	(45)	$(327,240)	$ 65.00	7/19/2019	$ (810)

Acadia Healthcare Co., Inc. ●	Susquehanna	(70)	(244,650)	25.00	9/20/2019	(3,150)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

JUNE 30, 2019

PUT OPTIONS - (CONTINUED) *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

AngloGold Ashanti Ltd. ADR	Susquehanna	(150)	$ (267,150)	$ 11.00	10/18/2019	$ (1,200)

Berry Global Group, Inc. ●	Susquehanna	(60)	(315,540)	42.50	12/20/2019	(4,200)

Berry Global Group, Inc. ●	Susquehanna	(50)	(262,950)	45.00	9/20/2019	(2,125)

Bristol-Myers Squibb Co.	Susquehanna	(40)	(181,400)	45.00	9/20/2019	(8,560)

CBS Corp. ●	Susquehanna	(45)	(224,550)	40.00	9/20/2019	(1,058)

Centene Corp.	Susquehanna	(50)	(262,200)	52.50	9/20/2019	(16,500)

Chevron Corp.	Susquehanna	(20)	(248,880)	115.00	9/20/2019	(3,600)

Citrix Systems, Inc. ●	Susquehanna	(20)	(196,280)	87.50	12/20/2019	(3,900)

Citrix Systems, Inc. ●	Susquehanna	(20)	(196,280)	90.00	9/20/2019	(2,550)

CommVault Systems, Inc.	Susquehanna	(40)	(198,480)	47.50	10/18/2019	(9,880)

Conagra Brands, Inc.	Susquehanna	(90)	(238,680)	20.00	9/20/2019	(1,350)

Conagra Brands, Inc.	Susquehanna	(125)	(331,500)	24.00	9/20/2019	(6,250)

Devon Energy Corp. ●	Susquehanna	(140)	(399,280)	25.00	7/19/2019	(1,960)

Devon Energy Corp. ●	Susquehanna	(65)	(326,820)	33.00	10/18/2019	(34,450)

DXC Technology Co. ●	Susquehanna	(50)	(275,750)	50.00	9/20/2019	(7,375)

GCP Applied Technology, Inc. ●	Susquehanna	(150)	(339,600)	20.00	11/15/2019	(11,625)

HD Supply Holdings, Inc. ●	Susquehanna	(70)	(281,960)	35.00	9/20/2019	(2,975)

Logmeln, Inc.	Susquehanna	(25)	(184,200)	75.00	9/20/2019	(14,650)

Lowe's Companies, Inc.	Susquehanna	(30)	(302,730)	87.50	7/19/2019	(210)

Lowe's Companies, Inc.	Susquehanna	(30)	(302,730)	90.00	7/19/2019	(390)

Magellan Health, Inc. ●	Susquehanna	(35)	(259,805)	60.00	9/20/2019	(2,975)

Newell Brands, Inc. ●	Susquehanna	(150)	(231,300)	13.00	9/20/2019	(6,375)

Nielsen Holdings PLC	Susquehanna	(80)	(180,800)	23.00	8/16/2019	(14,240)

QualComm, Inc.	Susquehanna	(40)	(304,280)	65.00	7/19/2019	(680)

Quanta Services, Inc. ●	Susquehanna	(60)	(229,140)	31.00	11/15/2019	(2,850)

Red Robin Gourmet Burgers, Inc.●	Susquehanna	(100)	(305,700)	20.00	9/20/2019	(7,000)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(125)	(382,125)	25.00	12/20/2019	(18,750)

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

JUNE 30, 2019

PUT OPTIONS - (CONTINUED) *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Value

Symantec Corp. ●	Susquehanna	(120)	$ (261,120)	$ 16.00	10/18/2019	$ (2,040)

Symantec Corp. ●	Susquehanna	(110)	(239,360)	17.00	10/18/2019	(2,805)

Total Put Options (Premiums Received $273,975) - (0.65)%						$(196,483)

TOTAL WRITTEN OPTIONS (Premiums Received $902,563) - (2.66)%						$(799,381)

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price at June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security at June 30, 2019.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019

	Value Fund	Baldwin Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $11,818,283, $2,145,325 and $33,753,997, respectively)	$12,328,587	$ 2,100,382	$30,630,228
Deposit with Broker for Securities Sold Short and Options Written	46,639	-	926,935
Receivables:
Dividends and Interest	33,234	3,683	89,172
Due from Adviser	-	11,685	-
Shareholder Subscriptions	54	-	258
Portfolio Securities Sold	-	236,836	1,435,976
Prepaid Expenses	-	1	26,289
Total Assets	12,408,514	2,352,587	33,108,858
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $1,351, $0, and $0, respectively)	1,387	-	-
Covered Call Options Written at Value (Premiums received $0, $15,683 and $902,563, respectively)	-	12,529	799,381
Payables:
Advisory Fees	10,016	-	44,882
Administrative Fees	2,529	2,606	4,949
Shareholder Redemptions	357	-	67,175
Portfolio Securities Purchased	-	3,494	2,046,562
Chief Compliance Officer Fees	-	-	2,731
Distribution Fees	10,352	-	3,457
Accrued Expenses	-	17,138	41,001
Total Liabilities	24,641	35,767	3,010,138

Net Assets	$12,383,873	$ 2,316,820	$30,098,720

Net Assets Consist of:
Paid In Capital	$12,126,290	$ 3,260,315	$39,009,856
Distributable Earnings (Deficit)	257,583	(943,495)	(8,911,136)
Net Assets	$12,383,873	$ 2,316,820	$30,098,720
Shares outstanding (unlimited number of shares authorized with no par value)		336,995
Net Asset Value Per Share		$ 6.87
Redemption Price Per Share ($6.87 x 0.98) *		$ 6.73

Investor Class:

Net Assets	$ 6,922,770
Shares outstanding (unlimited number of shares authorized with no par value)	581,347
Net Asset Value	$ 11.91
Redemption Price Per Share ($11.91 x 0.98) *	$ 11.67

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2019

	Value Fund	Baldwin Fund	Camelot Fund

Class A:

Net Assets			$ 6,978,263
Shares outstanding (unlimited number of shares authorized with no par value)			490,194
Net Asset Value			$ 14.24
Offering Price Per Share ($14.24/ 94.50%) (Note 2)			$ 15.07
Redemption Price Per Share ($14.24 x 0.98) *			$ 13.96

Class C:

Net Assets	$ 991,208
Shares outstanding (unlimited number of shares authorized with no par value)	89,644
Net Asset Value	$ 11.06
Redemption Price Per Share ($11.06 x 0.98) *	$ 10.84

Institutional Class:

Net Assets	$ 4,469,895		$23,120,457
Shares outstanding (unlimited number of shares authorized with no par value)	370,377		1,608,771
Net Asset Value	$ 12.07		$ 14.37
Redemption Price Per Share ($12.07 x 0.98) *	$ 11.83		$ 14.08

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value and Baldwin Funds.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2019

	Value Fund	Baldwin Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 20,210	$ 42,228	$ 129,149
Interest	235,555	16,386	406,162
Total Investment Income	255,765	58,614	535,311

Expenses:
Advisory Fees	145,040	10,519	301,986
Administration Fees	36,626	35,605	50,241
Accounting Fees	-	-	31,032
Servicing Account Fees	-	-	25,227
Transfer Agent Fees	-	12,480	12,977
Chief Compliance Officer Fees	-	-	30,356
Audit Fees	-	11,944	22,613
Distribution Fees	32,314	-	13,695
Legal Fees	-	6,418	10,651
Custody Fees	-	21,996	12,225
Trustee Fees	-	-	2,428
Printing and Mailing Expense	-	641	1,394
Interest Expense	-	-	2,944
Litigation Fees	-	-	32,632
Miscellaneous Fees	-	1,231	4,835
Insurance Fees	-	-	255
Registration Fees	-	1,723	51,736
Total Expenses	213,980	102,557	607,227
Fees Waived and Reimbursed by the Adviser	-	(76,111)	(148,760)
Net Expenses	213,980	26,446	458,467

Net Investment Income	41,785	32,168	76,844

Realized Gain (Loss) on:
Investments	(204,760)	(118,769)	1,186,721
Proceeds from Securities Litigation	-	-	444,232
Written Options	-	132,651	194,178
Securities Sold Short	-	-	(502,963)
Foreign Currency Transactions	-	-	(2,761)
Net Realized Gain (Loss) on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	(204,760)	13,882	1,319,407

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,233)	(23,732)	(645,215)
Written Options	-	8,288	35,804
Securities Sold Short	-	-	506,133
Foreign Currency Transactions	(55)	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, Securities Sold Short and Foreign Currency Transactions	(3,288)	(15,444)	(103,278)

Realized and Unrealized Gain (Loss) on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	(208,048)	(1,562)	1,216,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$(166,263)	$ 30,606	$1,292,973

(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ (1,136)	$ (112)	$ (8,109)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2019	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 41,785	$ (51,810)
Net Realized Gain (Loss) on:
Investments	(204,760)	1,134,515
Foreign Currency Transactions	-	(5)
Unrealized Appreciation (Depreciation) on:
Investments	(3,233)	(1,311,929)
Foreign Currency Transactions	(55)	15
Net Decrease in Net Assets Resulting from Operations	(166,263)	(229,214)

Distributions to Shareholders:
Distributions	(479,419)	-
Total Distributions Paid to Shareholders	(479,419)	-

Capital Share Transactions	(3,773,755)	(8,561,352)

Total Decrease in Net Assets	(4,419,437)	(8,790,566)

Net Assets:
Beginning of Year	16,803,310	25,593,876

End of Year	$ 12,383,873	$16,803,310	(a)

(a) As of June 30, 2018, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2019	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 32,168	$ 29,163
Net Realized Gain (Loss) on:
Investments	(118,769)	(185,295)
Written Options	132,651	124,030
Unrealized Appreciation (Depreciation) on:
Investments	(23,732)	40,294
Written Options	8,288	5,532
Net Increase in Net Assets Resulting from Operations	30,606	13,724

Distributions to Shareholders:
Distributions	(28,217)	(25,347)
Total Distributions Paid to Shareholders	(28,217)	(25,347)

Capital Share Transactions	(112,137)	(182,078)

Total Decrease in Net Assets	(109,748)	(193,701)

Net Assets:
Beginning of Year	2,426,568	2,620,269

End of Year	$ 2,316,820	$ 2,426,568	(a)

(a) As of June 30, 2018, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2019	6/30/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 76,844	$ (302,669)
Net Realized Gain (Loss) on:
Investments	1,186,721	119,807
Proceeds from Securities Litigation	444,232	-
Written Options	194,178	373,044
Securities Sold Short	(502,963)	(176,213)
Foreign Currency Transactions	(2,761)	35,547
Unrealized Appreciation (Depreciation) on:
Investments	(645,215)	2,124,344
Written Options	35,804	173,028
Securities Sold Short	506,133	(265,034)
Foreign Currency Transactions	-	(3,871)
Net Increase in Net Assets Resulting from Operations	1,292,973	2,077,983

Distributions to Shareholders:
Distributions:
Class A	(88,765)	(344,555)
Class C *	-	(75,017)
Institutional Class	(240,319)	(448,777)
Total Distributions Paid to Shareholders	(329,084)	(868,349)

Capital Share Transactions	6,921,044	(8,696,939)

Total Increase (Decrease) in Net Assets	7,884,933	(7,487,305)

Net Assets:
Beginning of Year	22,213,787	29,701,092

End of Year	$30,098,720	$22,213,787	(a)

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.

(a) As of June 30, 2018, Accumulated Undistributed Net Investment Income was $0.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 12.42	$ 12.61	$ 13.12	$ 14.17	$ 14.76

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.03	(0.03)	(0.10)	(0.13)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)	(0.16)	(0.03)	0.05	0.15
Total from Investment Operations	(0.13)	(0.19)	(0.13)	(0.08)	0.01

Distributions:
Net Investment Income	(0.01)	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.38)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	- (a)	-	-	-	- (a)

Net Asset Value, at End of Year	$ 11.91	$ 12.42	$ 12.61	$ 13.12	$ 14.17

Total Return **	(0.99)%	(1.51)%	(1.01)%	(0.39)%	(0.06)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,923	$ 10,082	$ 16,945	$19,038	$ 19,957
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	(0.27)%	(0.77)%	(1.00)%	(0.95)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 11.64	$ 11.90	$ 12.49	$ 13.64	$ 14.33

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.06)	(0.12)	(0.19)	(0.23)	(0.24)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)	(0.14)	(0.02)	0.05	0.15
Total from Investment Operations	(0.21)	(0.26)	(0.21)	(0.18)	(0.09)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.37)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64

Total Return **	(1.77)%	(2.18)%	(1.71)%	(1.16)%	(0.78)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 991	$ 1,273	$ 2,232	$ 3,718	$ 3,728
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.49)%	(1.01)%	(1.54)%	(1.75)%	(1.71)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

			Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 12.59	$ 12.75	$ 13.23	$ 14.24	$ 14.79

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.06	- (a)	(0.07)	(0.10)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.17)	(0.16)	(0.03)	0.06	0.15
Total from Investment Operations	(0.11)	(0.16)	(0.10)	(0.04)	0.05

Distributions:
Net Investment Income	(0.04)	-	-	-	-
Realized Gains	(0.37)	-	(0.38)	(0.97)	(0.60)
Total from Distributions	(0.41)	-	(0.38)	(0.97)	(0.60)

Redemption Fees ***	-	- (a)	-	-	-

Net Asset Value, at End of Year	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24

Total Return **	(0.78)%	(1.25)%	(0.77)%	(0.09)%	0.21%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,470	$ 5,449	$ 6,417	$ 7,451	$ 8,870
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.51%	0.02%	(0.52)%	(0.75)%	(0.69)%
Portfolio Turnover	33.73%	68.13%	60.96%	51.13%	22.93%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

	Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 6.87	$ 6.90	$ 7.01	$ 7.33	$ 7.64

Income From Investment Operations:
Net Investment Income (Loss) *	0.09	0.08	(0.01)	0.02	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	(0.04)	(0.10)	(0.28)	(0.31)
Total from Investment Operations	0.08	0.04	(0.11)	(0.26)	(0.15)

Distributions:
Net Investment Income	(0.08)	(0.07)	-	(0.05)	(0.16)
Realized Gains	-	-	-	-	-
Return of Capital	-	-	-	(0.01)	-
Total from Distributions	(0.08)	(0.07)	-	(0.06)	(0.16)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33

Total Return **	1.20%	0.59%	(1.57)%	(3.49)%	(1.95)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,317	$ 2,427	$ 2,620	$ 3,030	$ 3,432
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.34%	4.90%	4.46%	4.88%	4.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.86)%	(1.99)%	(2.90)%	(2.88)%	(0.72)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.12%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.36%	1.16%	(0.19)%	0.25%	2.14%
Portfolio Turnover	1128.92%	686.85%	372.87%	478.51%	660.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

		Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 13.70	$ 13.01	$ 11.71	$ 13.39	$ 14.07

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.17)	0.16	(0.01)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.72	1.36	1.21	(0.65)	0.21
Total from Investment Operations	0.73	1.19	1.37	(0.66)	0.17

Distributions:
Net Investment Income	(0.19)	(0.50)	(0.07)	-	(0.11)
Realized Gains	-	-	-	(1.02)	(0.74)
Total from Distributions	(0.19)	(0.50)	(0.07)	(1.02)	(0.85)

Net Asset Value, at End of Year	$ 14.24	$ 13.70	$ 13.01	$ 11.71	$ 13.39

Total Return **	5.46%(f)	9.41%	11.70%	(4.33)%	1.38%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,978	$10,022	$12,548	$14,363	$31,817
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.86%	3.04%	2.80%	2.41%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.18%	(2.35)%	0.49%	(0.50)%	(0.47)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	2.16%(e)	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.08%	(1.30)%	1.30%	(0.08)%	(0.29)%
Portfolio Turnover	386%	391%	326%	160%	237%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.85%, 3.01%, 2.78%, 2.40%, and 2.16% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.15%, 1.97%, 1.98%,1.98%, and 1.98% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.17% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

		Years Ended
	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Year	$ 13.83	$ 13.14	$ 11.80	$ 13.46	$ 14.15

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.06	(0.14)	0.19	0.02	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71	1.37	1.23	(0.66)	0.21
Total from Investment Operations	0.77	1.23	1.42	(0.64)	0.20

Distributions:
Net Investment Income	(0.23)	(0.54)	(0.08)	-	(0.15)
Realized Gains	-	-	-	(1.02)	(0.74)
Total from Distributions	(0.23)	(0.54)	(0.08)	(1.02)	(0.89)

Net Asset Value, at End of Year	$ 14.37	$ 13.83	$ 13.14	$ 11.80	$ 13.46

Total Return **	5.77%(f)	9.71%	12.10%	(4.15)%	1.61%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$23,120	$12,191	$13,890	$14,953	$75,420
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.49%	2.80%	2.55%	2.16%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.16)%	(2.15)%	0.74%	(0.25)%	(0.22)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.88%(e)	1.74%	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.45%	(1.09)%	1.55%	0.17%	(0.04)%
Portfolio Turnover	386%	391%	326%	160%	237%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.48%, 2.77%, 2.53%, 2.15%, and 1.91% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.87%, 1.71%, 1.73%, 1.73%, and 1.73% for the years ended June 30, 2019, 2018, 2017, 2016, and 2015, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.14% of litigation fees. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the Leigh Baldwin Total Return Fund (the “Baldwin Fund”), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund, Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, Baldwin, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

There was $5 of redemption fees collected for the Value Fund and $84 of redemption fees collected for the Camelot Fund during the year ended June 30, 2019.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes -  The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the Baldwin Fund distributes net investment income quarterly and net realized capital gains, if any, annually.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are

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categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2019:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$3,397,085	$ -	$ -	$ 3,397,085
Corporate Bonds *	-	590,855	-	590,855
Exchange Traded Funds	427,096	-	-	427,096
U.S. Government Agencies & Obligations	-	3,980,214	-	3,980,214
Short-Term Investments	3,933,337	-	-	3,933,337
Total	$7,757,518	$4,571,069	$ -	$12,328,587

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Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 492,977	$ -	$ -	$ 492,977
Exchange Traded Funds	577,661	-	-	577,661
Purchased Options	46,881	35,750	-	82,631
Short-Term Investments	947,113	-	-	947,113
Total	$2,064,632	$ 35,750	$ -	$2,100,382

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Written Options	$ (12,529)	$ -	$ -	$ (12,529)
Total	$ (12,529)	$ -	$ -	$ (12,529)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 17,901,753	$ 3,749	$ 11,712	$ 17,917,214
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	163,991	-	163,991
Contingent Value Rights	-	-	-	-
Convertible Bonds	-	410,245	-	410,245
Corporate Bonds *	-	1,511,843	6,285	1,518,128
Escrow Notes	-	-	-	-
Mortgage-Backed Securities	-	110,121	-	110,121
Municipal Bonds	-	1,025,189	-	1,025,189
Preferred Stocks *	492,115	498,986	40,000	1,031,101
Stock Certificate	-	-	418,460	418,460
Structured Note	-	8,321	850,000	858,321
Warrants	7,524	-	-	7,524
Purchased Options	226,855	205,328	-	432,183
Term Loan	-	114,000	-	114,000
Bank Deposit Accounts	6,623,751	-	-	6,623,751
Total	$25,251,998	$4,051,773	$1,326,457	$ 30,630,228

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (312,925)	$(289,973)	$ -	$(602,898)
Put Options	(97,070)	(99,413)		(196,483)
Total	$ (409,995)	$(389,386)	$ -	$(799,381)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

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The Value Fund did not hold any Level 3 assets during the year ended June 30, 2019. The Baldwin Fund did not hold any Level 3 assets during the year ended June 30, 2019. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of June 30, 2019.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2018	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 2	Balance as of June 30, 2019
Common Stocks	$ 17,934	$ -	$ -	$ -	$ (6,222)	$ -	$ -	$ 11,712
Escrow Shares	-	-	-	-	-	-	-	-
Preferred Stocks	20,000	-	-	-	20,000	-	-	40,000
Corporate Bonds*	6,285	-	-	-	-	-	-	6,285
Stock Certificate	-	419,228	-	-	(768)	-	-	418,460
Structured Note	680,000	-	-	-	170,000	-	-	850,000
Escrow Notes	-	-	-	-	-	-	-	-
	$ 724,219	$419,228	$ -	$ -	$ 183,010	$ -	$ -	$1,326,457

* During year ended June 30, 2019, $850,000 of Level 3 Corporate Bonds was reclassified to Structured Notes.

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2019:

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Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	June 30, 2019	Technique	Input	Values	Impact on Valuation*
Common Stocks
Agriculture	$801	Market approach	Uncertainty of any	$0.00	Decrease
			additional future payout
Automotive	8,593	Market approach	Last traded price of	$1.45	Increase
			pre-conversion bonds
IT Services	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Holding Companies	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Real Estate	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Waste & Environmental	2,318	Market approach	Last traded price of non-	-72.76%	Decrease
Services & Equip.			restricted shares less a discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Asset-Backed	0	Profitability expected	Uncertainty of any	$0.00	Increase
Securities		return method	additional future payout
Corporate Bonds	6,250	Vendor pricing	Single broker quote	$0.12	Decrease
Financial Services
Oil, Gas & Coal	35	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Venture Capital	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Structured Notes	850,000	Vendor pricing	Single broker quote	$85.00	Increase
Financial Services
Escrow Notes	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Preferred stock
Insurance	40,000	Vendor pricing	Single broker quote	$4,000.00	Increase
Stock Certificate
Retail Discretionary	418,460	Vendor pricing	Single broker quote	$6.10	Increase

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the

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average daily net assets of the Value Fund.  For the year ended June 30, 2019, FCP earned management fees of $145,040 from the Value Fund.  As of June 30, 2019, the Value Fund owed FCP $10,016 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2019, the Value Fund accrued $36,626 in administrative fees.  At June 30, 2019, the Value Fund owed $2,529 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the year ended June 30, 2019, LBC’s fee of $10,519 was accrued by the Baldwin Fund for advisory fees.

Prior to November 1, 2018, LBC contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses to 1.75% of the Baldwin Fund’s average daily net assets. Effective of November 1, 2018, LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $10,519 of advisory fees and reimbursed the Baldwin Fund $65,592 for expenses during the year ended June 30, 2019. As of June 30, 2019, the LBC owed the Baldwin Fund $11,685 in reimbursement fees. At June 30, 2019, the amounts subject to future recoupment total $232,912 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2017	June 30, 2020	$ 77,304
June 30, 2018	June 30, 2021	$ 79,497
June 30, 2019	June 30, 2022	$ 76,111

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Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the year ended June 30, 2019, Camelot Advisors earned management fees of $301,986 from the Camelot Fund. As of June 30, 2019, the Camelot Fund owed Camelot Advisors $44,882 for management fees.

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2019.  Any waivers and

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reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $52,214 for Class A and $96,546 for Institutional Class, respectively, in total of $148,760 of advisory fees for the year ended June 30, 2019. At June 30, 2019, the amounts subject to future recoupment total $230,170 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410
June 30, 2019	June 30, 2022	$ 148,760

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the year ended June 30, 2019, the Camelot Fund accrued $50,241 in administrative fees.  At June 30, 2019, the Camelot Fund owed $4,949 in administrative fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the year ended June 30, 2019, the Investor Class accrued $21,175 in distribution fees and Class C accrued $11,139 in distribution fees. At June 30, 2019, the Value Fund owed $10,352 in distribution fees.

The Trust, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund will incur no 12b-1 fees under the plan unless approved by the Board of Trustees and shareholders are provided advance written notice.  Prior to July 1, 2018, the Fund paid distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  As of June 30, 2019, no fees have been accrued.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. As of June 22, 2018, the Board, with respect to the

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Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the year ended June 30, 2019, the Camelot Fund accrued $13,695 in 12b-1 fees. At June 30, 2019, the Camelot Fund owed $3,457 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2019, LBC was paid $25,649 in brokerage commissions. FCP receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to FCP for the year ended June 30, 2019, were $35,605.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2019, the Fund did not owe any distribution fees to LBC.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2019, was $12,126,290, $3,260,315 and $39,009,856 for the Value Fund, the Baldwin Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	37,377	$ 449,150	65,687	$ 833,970
Shares reinvested	20,380	238,030	-	-
Shares redeemed	(287,838)	(3,475,669)	(598,106)	(7,528,023)
Net Decrease	(230,081)	$ (2,788,489)	(532,419)	$ (6,694,053)

Value Fund – Class C	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	9,651	$ 112,425	22,055	$ 260,940
Shares reinvested	3,071	33,441	-	-
Shares redeemed	(32,464)	(372,575)	(100,254)	(1,190,899)
Net Decrease	(19,742	$ (226,709)	(78,199)	$ (929,959)

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Value Fund – Institutional Class	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	18,012	$ 222,638	385,112	$ 4,886,715
Shares reinvested	13,955	165,089	-	-
Shares redeemed	(94,379)	(1,146,284)	(455,768)	(5,824,055)
Net Decrease	(62,412)	$ (758,557)	(70,656)	$ (937,340)

Baldwin Fund	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	12,682	$ 87,156	1,154	$ 8,000
Shares reinvested	3,698	25,321	3,276	22,640
Shares redeemed	(32,693)	(224,614)	(30,740)	(212,718)
Net Decrease	(16,313)	$ (112,137)	(26,310)	$ (182,078)

Camelot Fund – Class A	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	120,955	$ 1,716,799	437,114	$ 5,903,562
Shares reinvested	6,437	81,553	25,691	325,939
Shares redeemed	(368,603)	(5,124,010)	(695,611)	(9,242,537)
Net Decrease	(241,211)	$ (3,325,658)	(232,806)	$ (3,013,036)

Camelot Fund – Class C	July 1, 2018 through June 30, 2019		July 1, 2017 through June 22, 2018 *

	Shares	Amount	Shares	Amount
Shares sold	-	$ -	33,342	$ 416,307
Shares reinvested	-	-	5,712	69,861
Shares redeemed	(-)	(-)	(300,607)	(3,890,065)
Net Decrease	-	$ -	(261,553)	$ (3,403,897)

* For the Period July 1, 2017 to June 22, 2018. Class C merged into Class A on June 22, 2018.

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Camelot Fund – Institutional Class	July 1, 2018 through June 30, 2019		July 1, 2017 through June 30, 2018

	Shares	Amount	Shares	Amount
Shares sold	1,011,718	$ 14,263,531	313,966	$ 4,188,403
Shares reinvested	13,035	166,327	27,002	345,624
Shares redeemed	(297,785)	(4,183,156)	(516,472)	(6,814,033)
Net Decrease	726,968	$ 10,246,702	(175,504)	$ (2,280,006)

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2019.

Leigh Baldwin

Average notional value of:

Put Options Purchased

$  99,092

Written Call Options

$ (79,202)

Camelot Fund

Average notional value of:

Call Options Purchased

$ 246,890

Put Options Purchased

$ 312,449

Written Call Options

$(289,931)

Written Put Options

$(267,822)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Baldwin Fund

As of June 30, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

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Assets	Equity Contracts
Put Options Purchased	$ 82,631
Total Assets	$ 82,631

Liabilities	Equity Contracts
Written Call Options	$ (12,529)
Total Liabilities	$ (12,529)

For the year ended June 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation on:	Equity Contracts	Total
Purchased Options	$ (18,404)	$ (18,404)
Written Options	8,288	8,288
	$ (10,116)	$ (10,116)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (223,873)	$ (223,873)
Written Options	132,651	132,651
	$ (91,222)	$ (91,222)

Camelot Fund

As of June 30, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 432,183
Warrants – equity contracts	7,524
Structured Notes	858,321
Total Assets	$ 1,298,028

Liabilities	Equity Contracts
Written Options	$ (799,381)
Total Liabilities	$ (799,381)

For the year ended June 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

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Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (32,095)	$ (32,095)
Written Options	35,804	35,804
Structured Notes	396,626	396,626
Warrants	855	855
	$	$

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 172,380	$ 172,380
Written Options	194,178	194,178
Structured Notes	(12,340)	(12,340)
Warrants	-	-
	$ 354,218	$ 354,218

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of June 30, 2019:

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund
Written Options	$799,381	$—	$799,381	$—	$799,381	$—

Note 10. Investment Transactions

For the year ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $3,097,802 and $5,474,139, respectively. Purchases and sales of U.S. Government obligations aggregated $2,946,489 and $9,000,000, respectively.  Purchases and sales of options for the Value Fund aggregated $468 and $0, respectively.

For the year ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $17,004,573 and $17,891,169, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $891,610 and $713,960, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $498,698 and $535,319, respectively.

For the year ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $76,006,065 and $67,984,073, respectively. Purchases and sales of securities sold short aggregated $4,502,849 and $2,627,161, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $3,597,543 and $3,815,099, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $1,975,671 and $2,848,878, respectively.

Note 11. Tax Matters

As of June 30, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 778,297	$ 33,790	$ 2,026,603
Gross unrealized depreciation on investment securities	(304,343)	(81,424)	(5,747,443)
Net unrealized appreciation (depreciation) on investment securities	$ 473,954	$ (47,634)	$(3,720,840)

Cost of investment securities, including short-term investments *	$11,854,633	$ 2,135,487	$33,551,687

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2019 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	Baldwin Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 473,954	$ (47,634)	$ (3,720,840)
Deferral of Post October loss **	(230,670)	-	-
Accumulated realized gains (loss)	(386)	-	-
Undistributed accumulated ordinary income	14,685	3,994	495,897
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	-	(681,430)	(1,730,263)
Long-term	-	(218,425)	(3,955,930)
Total Distributable earnings	$ 257,583	$ (943,495)	$ (8,911,136)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

The Funds paid the following distributions for the years ended June 30, 2019 and 2018:

Value Fund
Year Ended	$ Amount	Tax Character
Investor Class
6/30/2019	$ 8,490	Ordinary income
6/30/2019	$ 265,033	Long-term capital gain
6/30/2018	$ -	Ordinary income

Class C
6/30/2019	$ -	Ordinary income
6/30/2019	$ 35,412	Long-term capital gain
6/30/2018	$ -	Ordinary income

Institutional Class
6/30/2019	$ 18,610	Ordinary income
6/30/2019	$ 151,874	Long-term capital gain
6/30/2018	$ -	Ordinary income
Baldwin Fund
Year Ended	$ Amount	Tax Character
6/30/2019	$ 28,217	Ordinary income
6/30/2018	$ 25,347	Ordinary income

Camelot Fund
Year Ended	$ Amount	Tax Character
Class A
6/30/2019	$ 88,765	Ordinary income
6/30/2018	$ 344,555	Ordinary income

Class C
6/30/2019	$ -	Ordinary income
6/30/2018	$ 75,017	Ordinary income

Institutional Class
6/30/2019	$ 240,319	Ordinary income
6/30/2018	$ 448,777	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2019, NFS, LLC owned approximately 89% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2019, NFS, LLC owned approximately 48% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2019, UBS Financial Services, Inc. owned approximately 30% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  New Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 5, 2018, the Fund’s adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of June 30, 2019, had no effect on the Funds’ net assets or results of operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees

   of Frank Value Fund, Leigh Baldwin Total Return Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), Leigh Baldwin Total Return Fund (“Baldwin Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments and schedules of purchased options and options written, as of June 30, 2019 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended for the Value Fund and Baldwin Fund and the two year period then ended for the Camelot Fund and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, the results of their operations for the year then ended, the changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five-year period then ended for the Value Fund and Baldwin Fund and the two year period then ended for the Camelot Fund in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended June 30, 2017, were audited by other auditors whose report dated August 28, 2017, contained an unmodified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005 Abington, Pennsylvania August 28, 2019

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, Baldwin Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,011.89	$7.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Frank Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,008.20	$11.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,013.43	$6.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Leigh Baldwin
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,005.58	$4.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,111.63	$10.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.93	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019

Actual	$1,000.00	$1,113.09	$9.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.17	$8.70

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2019 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 15, 2019.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2019.  The Frank Value Fund’s performance was compared to the S&P 500 Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Institutional Class net expense ratio is 1.24%, which is less than the 1.34% Morningstar peer group average and less than the peer group median of 1.27%. They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.88% and the median is 0.80%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2018. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 15, 2019. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

 As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for the year ended March 31, 2019. The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.05%, which is less than the 2.00% Morningstar peer group average and less than the median of 1.87%.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 0.79% and the median is 0.80%. The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2018. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Camelot Fund

The Management Agreement between the Trust and Camelot Event-Driven Advisors LLC (“Camelot Advisors”) as to the Camelot Event-Driven Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 15, 2019. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Camelot Advisors, the Board considered Camelot Advisors’ investment philosophy. In addition, the Trustees reviewed Camelot Advisors’ Form ADV Parts 1 and 2, which described the operations and policies of Camelot Advisors.  The Trustees reviewed a report prepared by Camelot Advisors for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Camelot Advisors and Camelot Advisors’ compliance activities. Camelot Advisors certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Camelot Advisors has provided high quality advisory services to the Camelot Event-Driven Fund, and that the nature and extent of services provided by Camelot Advisors were reasonable and consistent with the Board’s expectations.

As to the Camelot Event-Driven Fund’s performance, the Trustees reviewed information in the Report regarding the Camelot Event-Driven Fund’s returns since inception and for the year ended March 31, 2019. The Camelot Event-Driven Fund’s performance was compared to the S&P 500 as well as the Multi-Alternative peer group. The Board noted that the Camelot Event-Driven Fund’s performance trailed the performance of the S&P 500 since inception but outperformed the Multi-Alternative peer group. After discussion with the President of the Trust, the Board concluded that using the S&P 500 and Multi-Alternative Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Camelot Event-Driven Fund to those of the peer group.  The Board noted that the Camelot Event-Driven Fund 's net expense ratio is 1.75%, which is less than the 1.96% Morningstar peer group average and less than the median of 1.93%.  They further noted that the management fees for the Camelot Event-Driven Fund are 1.30% while the peer group average is 1.13% and the median is 1.00%. The Board agreed that the total expense

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Camelot Event-Driven Fund.

As to profits realized by Camelot Advisors, the Board reviewed information regarding Camelot Advisors’s income and expense statement for calendar 2019. The Board concluded that Camelot Advisors has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Camelot Event-Driven Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Camelot Advisors from the Camelot Event-Driven Fund, and noted the various soft-dollar arrangements that benefit Camelot Advisors’ research process. They concluded that Camelot Advisors was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Camelot Event-Driven Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Camelot Event-Driven Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2019 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

This Page Was Left Blank Intentionally

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the Baldwin Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2019

$ 39,000

FY 2018

$ 33,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2019

$ 0

$ 0

FY 2018

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2019

$ 7,500

$ 0

FY 2018

$ 6,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2019

$ 0

$ 0

FY 2018

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2019

$ 7,500

$ 0

FY 2018

$ 6,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies .  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 6, 2019